Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,956.0	$ 968.9	$ 1,964.7
Ending balance	1,687.6	1,956.0	968.9
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,385.5	2,009.4	3,654.8
Additions	101.7	102.3	284.5
Additions - business combination		2.0
Disposals	(71.7)	(43.0)	(189.9)
Impairment	13.8	1.3	(20.5)
Reclassifications	(23.1)	(56.8)	(62.1)
Translation adjustments	(41.9)	36.5	(8.8)
Assets held for sale	(244.0)	1,333.8	(1,648.6)
Ending balance	3,120.3	3,385.5	2,009.4
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,429.5)	(1,040.5)	(1,690.1)
Depreciation - business combination		(0.8)
Depreciation	(108.0)	(152.3)	(103.4)
Disposals	37.0	18.0	161.9
Impairment	(2.6)
Reclassifications	1.1	0.4	28.6
Interest on capitalized assets	(1.1)	(1.1)	(1.6)
Translation adjustments	13.4	(9.1)	5.2
Assets held for sale		(244.1)
Assets held for sale	57.0		558.9
Ending balance	(1,432.7)	(1,429.5)	(1,040.5)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	5.1	11.0
Ending balance	10.2	11.0	5.1
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	5.1	11.0
Additions			0.4
Disposals		(0.4)
Assets held for sale	(0.8)	6.3	(6.3)
Ending balance	10.2	11.0	5.1
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	536.8	327.6	530.7
Ending balance	473.7	536.8	327.6
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	716.9	459.2	750.1
Additions	0.6	1.3	5.3
Additions - business combination		0.8
Disposals	(14.9)	(8.5)	(8.3)
Reclassifications	21.2	26.6	30.3
Translation adjustments	(2.6)	1.0	(0.6)
Assets held for sale	(64.3)	236.5	(317.6)
Ending balance	656.9	716.9	459.2
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(180.1)	(131.6)	(219.4)
Depreciation - business combination		(0.2)
Depreciation	(20.9)	(28.7)	(15.2)
Disposals	5.1	1.9	7.4
Reclassifications			(2.9)
Interest on capitalized assets	(1.1)	(1.1)	(1.6)
Translation adjustments	1.0	0.1	(1.5)
Assets held for sale	12.8	(20.5)	101.6
Ending balance	(183.2)	(180.1)	(131.6)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59.8	34.5	56.8
Ending balance	53.6	59.8	34.5
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93.6	60.1	162.4
Disposals		(0.1)	(3.7)
Reclassifications	0.5	3.2	6.3
Translation adjustments	(0.6)	0.6	(0.1)
Assets held for sale	(5.1)	29.8	(104.8)
Ending balance	88.4	93.6	60.1
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(33.8)	(25.6)	(105.6)
Depreciation	(2.5)	(4.1)	(3.7)
Disposals		0.1	4.8
Reclassifications			2.8
Translation adjustments	0.2	(0.1)
Assets held for sale	1.3	(4.1)	76.1
Ending balance	(34.8)	(33.8)	(25.6)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	458.8	180.3	454.3
Ending balance	333.8	458.8	180.3
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	881.0	481.8	972.4
Additions	13.1	14.2	43.6
Additions - business combination		0.1
Disposals	(14.2)	(8.4)	(60.2)
Impairment	12.4	1.6	(14.1)
Reclassifications	6.0	15.2	11.3
Translation adjustments	(7.8)	8.5	(1.9)
Assets held for sale	(162.7)	368.0	(469.3)
Ending balance	727.8	881.0	481.8
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(422.2)	(301.5)	(518.1)
Depreciation - business combination		(0.1)
Depreciation	(30.7)	(50.9)	(32.9)
Disposals	13.9	7.1	67.7
Impairment	(2.3)
Reclassifications			5.6
Translation adjustments	6.3	(6.2)	1.4
Assets held for sale	41.0	(70.6)	174.8
Ending balance	(394.0)	(422.2)	(301.5)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23.2	16.6	29.6
Ending balance	16.4	23.2	16.6
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49.0	38.1	74.2
Additions	0.6	0.5	5.6
Additions - business combination		0.2
Disposals	(2.7)	(1.0)	(22.4)
Reclassifications	0.5		(1.4)
Translation adjustments	(0.4)	0.1	(0.1)
Assets held for sale	(0.5)	11.1	(17.8)
Ending balance	46.5	49.0	38.1
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25.8)	(21.5)	(44.6)
Depreciation - business combination		(0.1)
Depreciation	(7.3)	(2.8)	(4.6)
Disposals	2.6	0.7	19.1
Translation adjustments	0.3	(0.1)	(0.1)
Assets held for sale	0.1	(2.0)	8.7
Ending balance	(30.1)	(25.8)	(21.5)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.8	1.9	3.5
Ending balance	2.5	2.8	1.9
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12.3	10.4	17.3
Additions	0.3	0.2	0.6
Disposals	(0.4)	(0.4)	(3.0)
Reclassifications	0.1		0.1
Translation adjustments	(0.3)	0.3	(0.1)
Assets held for sale		1.8	(4.5)
Ending balance	12.0	12.3	10.4
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.5)	(8.5)	(13.8)
Depreciation	(0.7)	(0.9)	(1.0)
Disposals	0.4	0.4	3.3
Translation adjustments	0.3	(0.3)	0.1
Assets held for sale		(0.2)	2.9
Ending balance	(9.5)	(9.5)	(8.5)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.3	10.6	37.5
Ending balance	0.8	1.3	10.6
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23.7	14.7	76.2
Additions			31.7
Impairment		(0.8)	(4.6)
Reclassifications		(38.4)	(40.4)
Assets held for sale		48.2	(48.2)
Ending balance	23.7	23.7	14.7
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22.4)	(4.1)	(38.7)
Depreciation	(0.5)	(1.5)	(1.3)
Reclassifications		2.2	16.9
Assets held for sale		(19.0)	19.0
Ending balance	(22.9)	(22.4)	(4.1)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13.4	12.8	35.5
Ending balance	8.7	13.4	12.8
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	121.1	101.5	190.0
Additions	0.9	1.4	5.0
Additions - business combination		0.9
Disposals	(3.2)	(4.0)	(45.4)
Reclassifications	0.7		(6.6)
Translation adjustments	(1.1)		(0.2)
Assets held for sale	(2.0)	21.3	(41.3)
Ending balance	116.4	121.1	101.5
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(107.7)	(88.7)	(154.5)
Depreciation - business combination		(0.4)
Depreciation	(5.7)	(11.2)	(7.0)
Disposals	3.0	1.1	42.5
Reclassifications			1.7
Translation adjustments	0.9	(0.1)	0.2
Assets held for sale		(8.4)
Assets held for sale	1.8		28.4
Ending balance	(107.7)	(107.7)	(88.7)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	257.8	91.2	257.6
Ending balance	255.7	257.8	91.2
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	655.6	443.8	629.1
Additions	5.2	11.4	28.2
Disposals	(0.4)	(1.6)	(26.1)
Impairment	1.4	0.5	(1.8)
Reclassifications	10.4	37.0	7.0
Assets held for sale		164.5	(192.6)
Ending balance	672.2	655.6	443.8
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(397.8)	(352.6)	(371.5)
Depreciation	(18.6)	(37.0)	(25.2)
Disposals	0.2	0.6	7.3
Impairment	(0.3)
Translation adjustments			(0.1)
Assets held for sale		(8.8)
Assets held for sale			36.9
Ending balance	(416.5)	(397.8)	(352.6)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7.1	16.2
Ending balance			7.1
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18.4	25.5	27.6
Additions	0.1		10.3
Disposals		(0.1)	(1.0)
Reclassifications		(10.8)	(7.6)
Assets held for sale		3.8	(3.8)
Ending balance	18.5	18.4	25.5
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18.4)	(18.4)	(11.4)
Depreciation	(0.1)
Disposals			0.3
Reclassifications			(7.3)
Ending balance	(18.5)	(18.4)	(18.4)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	525.7	233.0	438.3
Ending balance	497.0	525.7	233.0
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	737.5	321.0	650.8
Additions	62.4	51.2	91.8
Disposals	(35.9)	(16.9)	(19.0)
Reclassifications	(23.2)	(18.2)	(21.8)
Translation adjustments	(28.3)	25.6	(6.1)
Assets held for sale		374.8	(374.7)
Ending balance	712.5	737.5	321.0
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(211.8)	(88.0)	(212.5)
Depreciation	(21.0)	(15.2)	(12.5)
Disposals	11.8	6.1	9.5
Reclassifications	1.1	(1.8)	11.8
Translation adjustments	4.4	(2.4)	5.2
Assets held for sale		(110.5)
Assets held for sale			110.5
Ending balance	(215.5)	(211.8)	(88.0)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65.4	48.2	93.7
Ending balance	35.2	65.4	48.2
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65.4	48.2	93.7
Additions	18.5	22.1	62.0
Disposals		(1.6)	(0.8)
Reclassifications	(39.3)	(71.4)	(39.3)
Translation adjustments	(0.8)	0.4	0.3
Assets held for sale	(8.6)	67.7	(67.7)
Ending balance	$ 35.2	$ 65.4	$ 48.2